Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2016
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000787623
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 22, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 23, 2016
Prospectus Date	rr_ProspectusDate	Jul. 23, 2016